Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of beginning and ending balance for the liabilities
Insurance of warrants on February 2, 2021	18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	11,211